Accounts Receivable, Net - Schedule of Warranty Retainage in Accounts Receivable (Details)	Dec. 31, 2024 USD ($)
Schedule of Warranty Retainage in Accounts Receivable [Line Items]
Total warranty retainage	$ 2,840,932
Within 1 year [Member]
Schedule of Warranty Retainage in Accounts Receivable [Line Items]
Total warranty retainage	2,313,993
1-2years [Member]
Schedule of Warranty Retainage in Accounts Receivable [Line Items]
Total warranty retainage	340,036
2-3years [Member]
Schedule of Warranty Retainage in Accounts Receivable [Line Items]
Total warranty retainage	108,294
>3 years [Member]
Schedule of Warranty Retainage in Accounts Receivable [Line Items]
Total warranty retainage	$ 78,609